Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 35,762	$ 30,477	$ 4,957	$ 108
Restricted cash	31,116	37,119
Derivative financial instruments	(11,367)	(9,220)
Advances (shareholder loans) to joint ventures	17,586	18,952
Demand note due from owner	142,069	143,241
Current amounts due to owners and affiliates	(7,291)	(6,019)
Loans and promissory notes due to owners and affiliates	(298)	(467)
Lampung facility	(207,567)	(212,333)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	35,762	30,477
Restricted cash	31,116	31,119
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments	(11,367)	(9,220)
Advances (shareholder loans) to joint ventures	18,186	19,629
Demand note due from owner	142,069	143,241
Current amounts due to owners and affiliates	(7,291)	(6,019)
Loans and promissory notes due to owners and affiliates	(298)	(467)
Lampung facility	$ (209,796)	$ (214,636)